CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2016		$ 1,892	$ 18,141,629	$ (23,518,709)	$ (148,000)	$ (5,523,188)
Balance, shares at Dec. 31, 2016		1,892,020
Common stock issued for settlement of accounts payable		$ 360	214,640			215,000
Common stock issued for settlement of accounts payable, Shares		359,650
Promissory notes settled by issuance of common stock		$ 1,742	945,524			947,266
Promissory notes settled by issuance of common stock, shares		1,741,637
Issuance of origination shares (JMJ)		$ 1,500	748,500			750,000
Issuance of origination shares (JMJ), Shares		1,500,000
Officer salary settled for common stock		$ 701	699,842			700,543
Officer salary settled for common stock, shares		700,543
Series A preferred stock dividends				(17,760)		(17,760)
Issuance of common stock		$ 14,464	7,217,536			7,232,000
Issuance of common stock, Shares		14,464,000
Warrant liability extinguished			95,760			95,760
Stock issuance costs			(1,454,610)			(1,454,610)
Series B convertible preferred stock issued for cash	$ 1,000,000					1,000,000
Series B convertible preferred stock issued for cash, Shares	1,000
Series B convertible preferred stock issued for debt conversion	$ 1,830,000					1,830,000
Series B convertible preferred stock issued for debt conversion, Shares	1,830
Net Loss				(5,152,477)		(5,152,477)
Balance at Dec. 31, 2017	$ 2,830,000	$ 20,658	26,608,823	(28,688,946)	(148,000)	622,535
Balance, shares at Dec. 31, 2017	2,830	20,657,850
Common stock issued for services		$ 52	73,656			73,708
Common stock issued for services, shares		52,209
Stock options granted to employees			447,826			447,826
Common stock issued for warrants exercised		$ 300	194,700			195,000
Common stock issued for warrants exercised, shares		300,000
Common stock issued for conversion of salary		$ 72	72,220			72,292
Common stock issued for conversion of salary, shares		72,292
Acquisition of stock					(1,459)	(1,459)
Net Loss				(1,580,887)		(1,580,887)
Balance at Dec. 31, 2018	$ 2,830,000	$ 21,082	$ 27,397,225	$ (30,269,833)	$ (149,459)	$ (170,985)
Balance, shares at Dec. 31, 2018	2,830	21,082,351